Financial debt (Details) € in Millions, $ in Millions, $ in Millions, $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2020 NZD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2020 USD ($)
Euro Bond 1.491 % Maturing April 2027
Financial debt
Interest rate (as percent)		1.491%	1.491%	1.491%	1.491%
Amount of bonds issued | €				€ 1,500
Euro Bond 1.994 % Maturing April 2032
Financial debt
Interest rate (as percent)		1.994%	1.994%	1.994%	1.994%
Amount of bonds issued | €				€ 1,500
Euro Bond 0.952 % Maturing May 2031
Financial debt
Interest rate (as percent)		0.952%	0.952%	0.952%	0.952%
Amount of bonds issued | €				€ 500
Euro Bond 1.618 % Maturing May 2040
Financial debt
Interest rate (as percent)		1.618%	1.618%	1.618%	1.618%
Amount of bonds issued | €				€ 1,000
USD Bond 3.127 % Maturing May 2050
Financial debt
Interest rate (as percent)		3.127%	3.127%	3.127%	3.127%
Amount of bonds issued					$ 2,500
USD Bond 2.986 % Maturing June 2041
Financial debt
Interest rate (as percent)		2.986%	2.986%	2.986%	2.986%
Amount of bonds issued					$ 800
USD Bond 3.386 % Maturing June 2060
Financial debt
Interest rate (as percent)		3.386%	3.386%	3.386%	3.386%
Amount of bonds issued					$ 800
Bond 4.750 Percent, Issued in 2014, Maturing in January 2020
Financial debt
Interest rate (as percent)		4.75%	4.75%	4.75%	4.75%
Amount of bonds reimbursed		$ 100
Bond 2.125 Percent, Issued in 2014, Maturing in January 2020
Financial debt
Interest rate (as percent)		2.125%	2.125%	2.125%	2.125%
Amount of bonds reimbursed			$ 100
Bond Euribor 3 months + 30 basis points, Issued in 2014, Maturing in March 2020
Financial debt
Amount of bonds reimbursed | €				€ 1,000
Interest rate basis		Euribor 3 months	Euribor 3 months	Euribor 3 months	Euribor 3 months
Adjustment to interest rate basis (as a percent)		0.30%	0.30%	0.30%	0.30%
Bond Euribor 3 months + 31 basis points, Issued in 2013, Maturing in May 2020
Financial debt
Amount of bonds reimbursed | €				€ 300
Interest rate basis		Euribor 3 months	Euribor 3 months	Euribor 3 months	Euribor 3 months
Adjustment to interest rate basis (as a percent)		0.31%	0.31%	0.31%	0.31%
Bond 4.450 Percent, Issued in 2010, Maturing in June 2020
Financial debt
Interest rate (as percent)		4.45%	4.45%	4.45%	4.45%
Amount of bonds reimbursed					$ 1,250
Syndicated Credit Line, Put in place in April 2020
Financial debt
Committed credit facilities granted by banks	$ 6,350
Borrowings term	12 months
Borrowings, period of extension option	6 months